Right-of-use asset	12 Months Ended
Dec. 31, 2019
Right-of-use asset
Right-of-use asset

13.    Right-of-use assets

Accounting policy

Right-of-use assets comprise mining equipment, vehicles and office rentals (included in the mine development, infrastructure and other asset class) of which none meet the definition of investment property. These right-of-use assets comprise the initial measurement of the corresponding lease liability, any initial direct costs incurred by the lessee, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset. Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses if applicable. The assets are depreciated over the shorter period of the lease term and useful life of the underlying asset.

If a lease transfers ownership of the underlying asset, or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Refer to the lease liabilities note (refer note 27) for additional detail.

Figures in million - SA rand	Notes	2019	2018	2017
Impact of adopting IFRS 16 on 1 January 2019	1.2	302.0	-	-
Additions and modifications		43.6	-	-
Right-of-use assets acquired on acquisition of subsidiaries	14.1	133.3	-	-
Depreciation		(111.7)	-	-
Transfers and other movements		(5.7)	-	-
Foreign currency translation		(0.6)	-	-
Balance at end of the year		360.9	-	-